Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	As of
	June 30, 2026	December 31, 2025
Accounts receivable from third parties	$2,297,923	$2,210,843
Accounts receivable from related parties	1,442	5,430
Less: Allowance for credit losses	(652,354)	(663,748)
	$1,647,011	$1,552,525